SEGMENT AND GEOGRAPHICAL INFORMATION (Property and Equipment by Country) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Property and equipment, net	$ 1,492	$ 1,579
United States [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	440	521
Netherlands [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	579	762
Germany [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	121
Other [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	$ 352	$ 296